Note 5. Related Party	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes
Note 5. Related Party

Note 5. Related Party

In September 2018 – March 2019, the Company incurred a related party payable in the amount of $4,000 to an entity related to the legal custodian of the Company for professional fees.  As of March 31, 2019, this balance was converted into a promissory note payable, bearing interest at an annual rate of 10%

In September 30, 2018 – March 31, 2018, the Company issued $15,000 in convertible notes payable to an entity related to the legal custodian of the Company. These notes bear interest at an annual rate of 10% and are convertible to common shares of the Company at $0.0001 per share. As of March 31, 2019, $0 of the principal balance and $0 accrued interest is outstanding on the note payable .

In connection with the above note, the Company recognized a beneficial conversion feature of $15,000, representing the maximum amount of the intrinsic value of the conversion feature at the time of issuance.  This beneficial conversion feature was accreted to interest expense during the six months ended March 31, 2019.

In January 2019, 150,000,000 million shares were issued in exchange for the cancellations of debt, $21,161 in convertible notes payable and accrued interest to an entity related to the legal custodian of the Company.

In March 2019, the Company issued a $4,000 promissory note payable and a $2,794 promissory note payable to an entity related to the legal custodian of the Company. These notes bear interest at an annual rate of 10% and are payable on demand.

Note 5. Related Party

In September 2018, the Company incurred a related party payable in the amount of $3,000 to an entity related to the legal custodian of the Company for professional fees . As of September 30, 2018, a balance of $3,000 remained outstanding.

On September 30, 2018, the Company issued a $5,955 in a convertible note payable to an entity related to the legal custodian of the Company. The note bears interest at an annual rate of 10% and is convertible to common shares of the Company at $0.0001 per share. As of September 30, 2018, $5,955 of the principal balance remained outstanding on the note payable and $0.

In connection with the above note, the Company recognized a beneficial conversion feature of $5,955, representing the maximum amount of the intrinsic value of the conversion feature at the time of issuance.  This beneficial conversion feature was accreted to interest expense during the year ended September 30, 2018.